Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Apr. 03, 2022	Mar. 28, 2021	Mar. 29, 2020
Operating activities
Net income	$ 94.6	$ 70.3	$ 148.0
Items not affecting cash:
Depreciation and amortization	95.8	77.4	57.1
Income tax expense	23.1	15.8	10.7
Interest expense	38.1	26.7	20.4
Foreign exchange loss (gain)	9.0	9.0	(0.7)
Acceleration of unamortized costs on debt extinguishment	9.5	1.1	7.0
Impairment losses	7.7	0.0	0.0
Loss on disposal of assets	0.1	0.3	1.7
Share-based payment	14.0	11.3	8.5
Total items not affecting cash	291.9	211.9	252.7
Changes in non-cash operating items	(82.8)	104.5	(130.6)
Income taxes paid	(25.2)	(6.8)	(52.1)
Interest paid	(32.3)	(21.0)	(18.5)
Net cash from operating activities	151.6	288.6	51.5
Investing activities
Purchase of property, plant and equipment	(34.5)	(26.9)	(45.3)
Investment in intangible assets	(1.5)	0.0	(6.0)
Initial direct costs of right-of-use assets	(1.2)	0.0	0.0
Net cash used in investing activities	(37.2)	(26.9)	(51.3)
Financing activities
Term loan (repayments) borrowings	(4.7)	247.5	0.0
Revolving facility borrowings	0.5	0.0	0.0
Transaction costs on financing activities	(1.0)	(10.8)	(2.3)
Subordinate voting shares purchased and cancelled under NCIB	(253.2)	0.0	(38.7)
Principal payments on lease liabilities	(46.9)	(38.8)	(24.7)
Settlement of term loan derivative contracts	0.0	(4.9)	4.6
Exercise of stock options	7.1	4.0	2.4
Net cash (used in) from financing activities	(298.2)	197.0	(58.7)
Effects of foreign currency exchange rate changes on cash	(6.4)	(12.5)	1.6
(Decrease) increase in cash	(190.2)	446.2	(56.9)
Cash, beginning of period	477.9	31.7	88.6
Cash, end of period	$ 287.7	$ 477.9	$ 31.7